UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C. 20549

                             Form 13F

                        Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 30 June 2010

Check here if Amendment [ ];        Amendment Number:
This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      ValueAct SmallCap Management, L.P.
           -----------------------------------------------------
           435 Pacific Avenue, Fourth Floor
           -----------------------------------------------------
           San Francisco, CA  94133
           -----------------------------------------------------

Form 13F File Number: 28-12774

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       David Lockwood
Title:      Managing Member
Phone:      415-362-3700

Signature, Place, and Date of Signing:

/s/ David Lockwood         San Francisco, CA     August 13, 2010
------------------         -----------------     ----------------
[Signature]                  [City, State]            [Date]

Report Type:
[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

NONE

                    Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
                                             ---------------
Form 13F Information Table Entry Total:       13
                                             ---------------
Form 13F Information Table Value Total:       $178,616
                                              --------------
                                              (thousands)

List of Other Included Managers:

NONE


                                      FORM 13F INFORMATION TABLE                                                Voting Authority
                                                                                                             ----------------------
                                                        Value      Shares/     Sh/  Put/   Invstmt  Other
Name of Issuer              Title of Class   CUSIP    (x$1000)     Prn Amt     Prn  Call   Dscretn  Managers    Sole    Shared None
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
ACTIVIDENTITY CORP               COM      00506P103      4,085    2,138,509    SH           Sole              2,138,509
-----------------------------------------------------------------------------------------------------------------------------------
AFC ENTERPRISES INC              COM      00104Q107      2,697      296,397    SH           Sole                296,397
-----------------------------------------------------------------------------------------------------------------------------------
BIGBAND NETWORKS INC             COM      089750509     30,219   10,006,260    SH           Sole             10,006,260
-----------------------------------------------------------------------------------------------------------------------------------
BREEZE EASTERN CORP              COM      106764103          6        1,098    SH           Sole                  1,098
-----------------------------------------------------------------------------------------------------------------------------------
ENERGY SOLUTIONS INC             COM      292756202     31,895    6,266,252    SH           Sole              6,266,252
-----------------------------------------------------------------------------------------------------------------------------------
EURONET WORLDWIDE INC            COM      298736109      1,279      100,000    SH           Sole                100,000
-----------------------------------------------------------------------------------------------------------------------------------
IMMUCOR INC                      COM      452526106     26,149    1,372,671    SH           Sole              1,372,671
-----------------------------------------------------------------------------------------------------------------------------------
MASIMO CORP                      COM      574795100     11,688      490,893    SH           Sole                490,893
-----------------------------------------------------------------------------------------------------------------------------------
NEUTRAL TANDEM INC               COM      64128B108     23,079    2,051,508    SH           Sole              2,051,508
-----------------------------------------------------------------------------------------------------------------------------------
REALNETWORKS INC                 COM      75605L104      1,566      474,502    SH           Sole                474,502
-----------------------------------------------------------------------------------------------------------------------------------
S 1 CORP                         COM      78463B101     14,868    2,473,921    SH           Sole              2,473,921
-----------------------------------------------------------------------------------------------------------------------------------
STEINWAY MUSICAL INSTRUMENTS     COM      858495104     19,246    1,081,853    SH           Sole              1,081,853
-----------------------------------------------------------------------------------------------------------------------------------
TRANSDIGM GROUP INC              COM      893641100     11,839      232,000    SH           Sole                232,000
-----------------------------------------------------------------------------------------------------------------------------------